Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2019
Entity Registrant Name	dei_EntityRegistrantName	ADVISORS SERIES TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001027596
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 30, 2020
Document Effective Date	dei_DocumentEffectiveDate	Jun. 30, 2020
Prospectus Date	rr_ProspectusDate	Feb. 28, 2020
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Huber Capital Equity Income Fund
Investor Class: HULIX
Institutional Class: HULEX

Huber Capital Small Cap Value Fund
Investor Class (HUSIX)
Institutional Class (HUSEX)

Huber Capital Diversified Large Cap Value Fund
Investor Class (HUDIX)
Institutional Class (HUDEX)

Huber Capital Mid Cap Value Fund
Investor Class (HUMDX)
Institutional Class (HUMEX)

Supplement dated June 30, 2020, to the
Statutory Prospectus dated February 28, 2020

The following disclosure is added to the end of the first paragraph of “Principal Investment Strategies” on page 2 of the statutory prospectus.

While the Equity Income Fund is diversified for purposes of the Investment Company Act of 1940, the Fund may, at times, hold the securities of a small number of issuers.

The following disclosure is added to “Principal Risks” on page 2 of the statutory prospectus.

Focus Risk.  At such times the Equity Income Fund holds the securities of a small number of issuers, it may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Equity Income Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

The following disclosure is added to the end of the first paragraph of “Principal Investment Strategies” on page 8 of the statutory prospectus.

While the Small Cap Value Fund is diversified for purposes of the Investment Company Act of 1940, the Fund may, at times, hold the securities of a small number of issuers.

The following disclosure is added to “Principal Risks” on page 8 of the statutory prospectus.

Focus Risk.  At such times the Small Cap Value Fund holds the securities of a small number of issuers, it may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Small Cap Value Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

The following disclosure is added to the end of the first paragraph of “Principal Investment Strategies” on page 14 of the statutory prospectus.

While the Diversified Large Cap Value Fund is diversified for purposes of the Investment Company Act of 1940, the Fund may, at times, hold the securities of a small number of issuers.

The following disclosure is added to “Principal Risks” on page 14 of the statutory prospectus.

Focus Risk.  At such times the Diversified Large Cap Value Fund holds the securities of a small number of issuers, it may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Diversified Large Cap Value Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

The following disclosure is added to the end of the first paragraph of “Principal Investment Strategies” on page 20 of the statutory prospectus.

While the Mid Cap Value Fund is diversified for purposes of the Investment Company Act of 1940, the Fund may, at times, hold the securities of a small number of issuers.

The following disclosure is added to “Principal Risks” on page 21 of the statutory prospectus.

Focus Risk.  At such times the Mid Cap Value Fund holds the securities of a small number of issuers, it may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Mid Cap Value Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Supplement Closing [Text Block]	ck0001027596_SupplementClosingTextBlock	Please retain this supplement for your reference.
Huber Capital Equity Income Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Huber Capital Equity Income Fund
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	While the Equity Income Fund is diversified for purposes of the Investment Company Act of 1940, the Fund may, at times, hold the securities of a small number of issuers.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Focus Risk.  At such times the Equity Income Fund holds the securities of a small number of issuers, it may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Equity Income Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Huber Capital Equity Income Fund | Investor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	HULIX
Huber Capital Equity Income Fund | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	HULEX
Huber Capital Small Cap Value Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Huber Capital Small Cap Value Fund
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	While the Small Cap Value Fund is diversified for purposes of the Investment Company Act of 1940, the Fund may, at times, hold the securities of a small number of issuers.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Focus Risk.  At such times the Small Cap Value Fund holds the securities of a small number of issuers, it may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Small Cap Value Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Huber Capital Small Cap Value Fund | Investor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	HUSIX
Huber Capital Small Cap Value Fund | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	HUSEX
Huber Capital Diversified Large Cap Value Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Huber Capital Diversified Large Cap Value Fund
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	While the Diversified Large Cap Value Fund is diversified for purposes of the Investment Company Act of 1940, the Fund may, at times, hold the securities of a small number of issuers.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Focus Risk.  At such times the Diversified Large Cap Value Fund holds the securities of a small number of issuers, it may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Diversified Large Cap Value Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Huber Capital Diversified Large Cap Value Fund | Investor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	HUDIX
Huber Capital Diversified Large Cap Value Fund | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	HUDEX
Huber Capital Mid Cap Value Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Huber Capital Mid Cap Value Fund
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	While the Mid Cap Value Fund is diversified for purposes of the Investment Company Act of 1940, the Fund may, at times, hold the securities of a small number of issuers.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Focus Risk.  At such times the Mid Cap Value Fund holds the securities of a small number of issuers, it may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Mid Cap Value Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Huber Capital Mid Cap Value Fund | Investor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	HUMDX
Huber Capital Mid Cap Value Fund | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	HUMEX